Income Taxes (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Adjustment to income tax provision	$ (107)
Accrued tax-related interest and penalties	181
Net interest and penalties related to unrecognized tax benefits recognized in consolidated income statement	$ 29